ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details)	3 Months Ended													12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold														¥ 99,800,000		¥ 996,420,932		¥ 58,854,599
Proceeds from Divestiture of Interest in Consolidated Subsidiaries														198,291,138	$ 28,482,740			11,760,083	¥ 15,448,469
Proceeds from Sale of Equity Method Investments										¥ 28,634	$ 4,383						€ 2,636,291	28,634
Revenues														29,746,287,759	4,272,786,888			25,042,613,341	26,472,943,454
Cost of Revenue														24,314,602,138	3,492,574,067			21,528,868,419	¥ 23,481,375,053
Equity Method Investment, Realized Gain (Loss) on Disposal														19,900,000	$ 2,900,000			9,425,366
Government Background Companies [Member]
Business Acquisition [Line Items]
Outstanding consideration received														¥ 845,800,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	71.00%													71.00%								71.00%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments					¥ 517,000,000.0	¥ 517,000,000.0
JinkoSolar (Sichuan) Co., Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	70.00%													70.00%								70.00%
JinkoSolar (Sichuan) Co., Ltd. [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments			¥ 800,000,000
JinkoSolar (Chuzhou) Co., Ltd.[Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	55.00%													55.00%								55.00%
JinkoSolar (Chuzhou) Co., Ltd.[Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments	¥ 550,000,000
JinkoSolar (Yiwu) Co., Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	55.00%													55.00%								55.00%
JinkoSolar (Yiwu) Co., Ltd. [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments	¥ 400,000,000
Sale Of Projects [Member] | ASC 606 [Member]
Business Acquisition [Line Items]
Revenues									¥ 93,451,309									93,451,309
Cost of Revenue									69,133,413									69,133,413
Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability				¥ 1,000,000														¥ 1,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				¥ 20,300
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net												¥ 15,200,000	$ 2,200,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries												183,000,000.0	26,400,000
Proceeds from Sale of Equity Method Investments												128,100,000	20,300,000
Outstanding consideration																				¥ 41,800,000	$ 6,000,000.0
JinkoSolar International Development Limited [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net												100,000	20,000.00
Proceeds from Divestiture of Interest in Consolidated Subsidiaries												¥ 2,400,000	$ 400,000
Proceeds from Sale of Equity Method Investments										1,300	200
Gain (Loss) on Sale of Equity Investments										154,800	23,800
JinkoSolar International Development Limited Lotapera, S.L. [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net										102,300	15,700
Proceeds from Divestiture of Interest in Consolidated Subsidiaries										¥ 27,300	$ 4,200
Poyang Luohong [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net	¥ 19,900,000	$ 2,900,000
Equity Method Investment, Ownership Percentage	51.00%				51.00%									51.00%								51.00%
Business Combination, Contingent Consideration, Liability | $																						$ 14,300,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	¥ 19,900,000
Payments to Acquire Equity Method Investments					¥ 98,000,000
Carrying amount of non-controlling interest eliminated	97,800,000													¥ 97,800,000
Poyang Luohong [Member] | Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability	¥ 99,800,000													¥ 99,800,000
Hirasawa Power [Member]
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold							¥ 996,420,932
Tirli [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments | €								€ 2,636,291
Equity Method Investment, Realized Gain (Loss) on Disposal									¥ 9,425,365